CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Income before taxation for the period	$ 29,756	$ 29,922	$ 32,627
Adjustment for:
Interest expense (net)	2,714	2,415	2,360
Depreciation, depletion and amortisation	25,299	26,872	31,290
Exploration well write-offs	377	1,622	868
Net (gains)/losses on sale and revaluation of non-current assets and businesses	(3,190)	288	(246)
Share of profit of joint ventures and associates	(1,618)	(2,993)	(3,725)
Dividends received from joint ventures and associates	4,572	3,632	3,674
Decrease in inventories	1,916	1,273	6,325
Decrease in current receivables	2,240	6,578	12,401
Decrease in current payables	(5,959)	(5,789)	(11,581)
Derivative financial instruments	(98)	2,484	(5,723)
Retirement benefits	(341)	(326)	(37)
Decommissioning and other provisions	(1,385)	(828)	220
Other	218	1,539	(550)
Tax paid	(11,638)	(12,002)	(13,712)
Cash flow from operating activities	42,863	54,687	54,191
Cash capital expenditure	(20,915)	(21,085)	(24,392)
Capital expenditure	(18,947)	(19,601)	(22,993)
Investments in joint ventures and associates	(1,886)	(1,404)	(1,202)
Investments in equity securities	(82)	(80)	(197)
Proceeds from sale of property, plant and equipment and businesses	1,148	1,621	2,565
Proceeds from joint ventures and associates from sale, capital reduction and repayment of long-term loans	1,205	590	474
Proceeds from sale of equity securities	33	582	51
Interest received	1,956	2,399	2,124
Other investing cash inflows	2,625	4,576	4,269
Other investing cash outflows	(2,863)	(3,838)	(2,825)
Cash flow from investing activities	(16,811)	(15,155)	(17,734)
Net decrease in debt with maturity period within three months	(262)	(310)	(211)
Other debt:
New borrowings	2,920	363	1,029
Repayments	(11,806)	(9,672)	(10,650)
Interest paid	(4,104)	(4,557)	(4,441)
Derivative financial instruments	1,256	(594)	723
Change in non-controlling interest	(18)	(15)	(22)
Cash dividends paid to:
Shell plc shareholders	(8,472)	(8,668)	(8,393)
Non-controlling interest	(147)	(295)	(764)
Repurchases of shares	(13,879)	(13,898)	(14,617)
Shares held in trust: net purchases and dividends received	(1,300)	(789)	(889)
Cash flow from financing activities	(35,812)	(38,435)	(38,235)
Effects of exchange rate changes on cash and cash equivalents	866	(761)	306
(Decrease)/increase in cash and cash equivalents	(8,894)	336	(1,472)
Cash and cash equivalents at beginning of year	39,110	38,774	40,246
Cash and cash equivalents at end of year	$ 30,216	$ 39,110	$ 38,774